Income taxes - Summary of temporary difference (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 60,060	$ 85,311
Deferred tax liabilities	499,255	499,865
Expense (Recovery)	49,796	(6,214)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	490,868	470,500
Expense (Recovery)	37,727	(32,891)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,166	33,587
Deferred tax liabilities	0	0
Expense (Recovery)	22,206	7,325
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34,012	35,794
Deferred tax liabilities	0	10,070
Expense (Recovery)	(5,909)	1,647
Future withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	0	6,234
Expense (Recovery)	(6,234)	6,234
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,882	15,930
Deferred tax liabilities	8,387	13,061
Expense (Recovery)	$ 2,006	$ 11,471